Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Deferred revenue	$ 25,282	$ 25,252
Employee compensation and benefits	76,020	75,689
Intangible assets, computer software and intellectual property	75,200	18,705
Tax credits, net capital and operating loss carryforwards	156,209	142,718
Lease liabilities	50,780	71,204
Other	46,372	52,611
Total deferred tax assets	429,863	386,179
Valuation allowances	(65,550)	(69,455)
Total deferred tax assets, net	364,313	316,724
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(84,755)	(81,489)
Intangible assets, computer software and intellectual property	(109,526)	(114,772)
Lease assets	(47,822)	(69,215)
Other	(97,638)	(90,825)
Total deferred tax liabilities	(339,741)	(356,301)
Net deferred tax assets (liabilities)	$ 24,572	$ (39,577)